Other Current Liabilities	6 Months Ended
Sep. 30, 2024
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 15 — OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	As of September 30, 2024	As of March 31, 2024
	(US$)	(US$)
Other current liabilities:
Advances from customers	467,907	415,463
Cheques receivables/Payable	1,732,212	2,008,696
Statutory liabilities	264,994	91,825
Others - capital creditors	1,156,666	897,041
	3,621,779	3,413,025